Stock Option and Purchase Plans (Details 2) - Restricted stock - $ / shares	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested, Shares Beginning Balance	66,350	63,600	61,250
Granted, Shares	28,750	25,000	24,950
Vested, Shares	(20,300)	(18,100)	(19,350)
Forfeited, Shares	(3,050)	(4,150)	(3,250)
Nonvested, Shares Ending Balance	71,750	66,350	63,600
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 45.03	$ 28.64	$ 22.42
Granted, Weighted Average Grant Date Fair Value	69.02	70.90	37.29
Vested, Weighted Average Grant Date Fair Value	23.69	23.02	20.40
Forfeited, Weighted Average Grant Date Fair Value	59.92	45.71	27.88
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 60.05	$ 45.03	$ 28.64